Subsequent Event (Details) - USD ($) $ in Millions		6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025
Major business combination | Jaya Grocer
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid	$ 104
Jaya Grocer
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held by non-controlling interests		25.00%
Exercise period, duration of option		3 years